Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	€ 37,526,090	€ 35,697,935	€ 25,684,140
Third-party services [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	28,543,503	28,247,081	19,886,693
Clinical material and related manufacturing services [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	16,194,152	6,615,840	3,075,347
Clinical, pre-clinical studies [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	12,349,351	21,631,240	16,811,346
Employee benefits expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	6,957,866	5,941,813	4,480,890
Equity-settled share-based payment expense [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	2,456,571	1,622,898	626,833
Legal and consulting fees [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	1,690,448	1,074,710	862,364
Other expenses [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) - Schedule of research and development expenses [Line Items]
Research and development expenses	€ 334,273	€ 434,331	€ 454,193